Equity and Other Equity Items - Dividends Declared and Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Equity [abstract]
Dividends	¥ 140,836	¥ 71,509	¥ 71,507	¥ 71,165	¥ 71,133	¥ 71,122	¥ 71,112
Dividends (in jpy per share)	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00